Shareholder Report, Holdings (Details) - Multi-Manager Growth Strategies Fund Institutional Class	Sep. 30, 2024
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%